Acquisitions and Dispositions (Dispositions - Narrative) (Details) £ in Millions, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2014 GBP (£)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Non-investment portfolio gains (losses)									$ (6)	$ (110)	$ 22
Goodwill Disposition										70	8
Net investment gains (losses)									597	(197)	161
Net income (loss)	$ 842	$ 1,198	$ 1,119	$ 2,163	$ 1,527	$ 2,094	$ 1,376	$ 1,339	5,322	6,336	$ 3,393
MetLife Assurance Limited
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net consideration					$ 702					702		£ 418
Non-investment portfolio gains (losses)										(633)
Non-investment portfolio gains (losses), net of tax										(442)
Goodwill Disposition										60
Goodwill Disposition, net of tax										51
Disposal Group, Including Discontinued Operation, Operating Income (Loss)										77
MetLife Assurance Limited | Accumulated Other Comprehensive Income (Loss) Foreign Currency Translation Adjustments
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net investment gains (losses)									$ (77)	(77)
Net income (loss)										$ (50)